Note 6 - Premises and Equipment	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
6.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment at December 31:

(Dollar amounts in thousands)	2020	2019

Land and land improvements	$2,963	$2,920
Building and leasehold improvements	16,239	15,836
Furniture, fixtures, and equipment	9,395	9,357
Financing right-of-use assets	4,737	4,012
Total premises and equipment	33,334	32,125
Less accumulated depreciation and amortization	15,001	14,251

Total premises and equipment, net	$18,333	$17,874

Depreciation expense charged to operations was $1.3 million in 2020 and $1.0 million in 2019.